STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		1 Months Ended								3 Months Ended	9 Months Ended
	Jun. 14, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									24,211
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised							200	15,000
Proceeds from Warrant Exercises							$ 1,000	$ 75,000			$ 221,030	$ 2,500
Eight Shareholders [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted										461,270
Two Investors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			9,375					9,375
Three Investors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		16,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised					20,000	9,006
Proceeds from Warrant Exercises					$ 100,000	$ 45,030
Two Shareholders [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted					30,000	25,280
One Shareholder [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted		40,000	10,000	30,000
Four Investors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								20,000
Individual Counterparty [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services			400
Common Stock [Member] | Eight Shareholders [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued										461,270
Common Stock [Member] | Two Shareholders [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued					30,000	25,280
Common Stock [Member] | One Shareholder [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued			10,000	30,000
Treasury Stock [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares	24,134,448